INVESTMENT IN SILVERBACK (Tables)	12 Months Ended
May 31, 2020
Investment property [Abstract]
Schedule of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination
	May 31	May 31
	2020	2019
Opening balance	$2,191,431	$2,412,873
Income in Silverback for the period/year	97,905	92,843
Distribution	(311,293)	(314,285)
Ending balance	$1,978,043	$2,191,431

Schedule of associates
	May 31	May 31
For the year ended	2020	2019
Current assets	$474,105	$545,114
Non-current assets	3,063,988	4,374,903
Total assets	3,538,093	4,920,017
Total liabilities	(203,217)	(216,535)
Revenue from stream interest	2,152,569	2,092,308
Depletion	(1,389,644)	(1,365,079)
Net income and comprehensive income for the period	$652,700	$618,953